Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Stock Option Activity
The following summarizes stock option activity during the years ended December 31, 2020 and 2019:

	Number of Options*	Weighted Average Exercise Price*	Weighted Average Remaining Life (years)

Balance at December 31, 2018	838,947	$1.38	4.81
Granted	315,789	$2.07	5.42
Exercised	(10,525)	$1.83	-
Cancelled	(37,500)	$1.66	-
Balance at December 31, 2019	1,106,711	$1.35	4.98
Granted	387,760	$3.73	5.46
Forfeited	(25,132)	$1.31	-
Cancelled	(18,421)	$1.31	-
Balance at December 31, 2020	1,450,918	$2.01	4.38

* reflects the 1:4.75 reverse stock split effected on November 29, 2020.

Schedule of Outstanding and Exercisable Stock Options

The Company’s outstanding and exercisable stock options at December 31, 2020 were:

	Outstanding Options*				Exercisable Options*
Expiry Date	Number	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
			CAD $	$		$
May 24, 2024	21,053	3.40	1.66	1.31	21,053	1.31
June 1, 2024	168,421	3.42	0.36	0.28	168,421	0.28
June 19, 2024	15,790	3.47	1.66	1.31	15,789	1.31
October 24, 2024	10,526	3.82	1.66	1.31	10,526	1.31
December 12, 2024	531,579	3.95	1.66	1.31	531,579	1.31
April 30, 2025	63,158	4.33	2.38	1.87	55,263	1.87
April 30, 2025	168,421	4.33	2.38	1.87	147,368	1.87
June 10, 2025	42,105	4.44	2.38	1.87	42,105	1.87
November 15, 2025	42,105	4.88	4.75	3.73	26,316	3.73
January 31, 2026	38,947	5.09	4.75	3.73	12,500	3.73
June 30, 2026	348,813	5.50	4.75	3.73	130,805	3.73
Total Share Options	1,450,918	4.38	2.56	2.01	1,161,726	1.63

* reflects the 1:4.75 reverse stock split effected on November 29, 2020.

Summary of Weighted Average Assumptions

Stock-based compensation expense recognized is based on options expected to vest, the fair value of each employee option grant during the years ended December 31, 2020 and 2019 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31, 2020	December 31, 2019
Expected volatility	79.60%	79.60%
Expected term (in years)	3.44	4.59
Risk-free interest rate	0.45%	1.51%
Fair value of options	$1.90	$0.67

Schedule of Outstanding Warrants

The Company’s outstanding warrants as of December 31, 2020 were:

	Number of warrants*	Weighted average exercise price*	Weighted average exercise price*	Expiry Date
		CAD	$
Outstanding, December 31, 2018	688,721	2.34	1.84
Granted during quarter 1, 2019	210,526	2.38	1.87	January 16, 2022
Granted during quarter 1, 2019	16,842	1.66	1.31	January 21, 2022
Granted during quarter 2, 2019	1,563,806	9.50	7.46	May 2, 2024
Granted during quarter 2, 2019	986,068	9.50	7.46	May 10, 2024
Cancelled during quarter 2, 2019	(63,157)	2.38	1.87	August 24, 2024
Granted during quarter 3, 2019	1,453	9.50	7.46	May 10, 2024
Cancelled during quarter 3, 2019	(5,263)	9.50	7.46	May 10, 2024
Outstanding, December 31, 2019	3,398,996	7.70	6.05
Exercised during quarter 4, 2020	(365,112)	2.38	1.87	December 21, 2021**
Expired during quarter 4, 2020	(63,157)	2.38	1.87	October 15, 2021**
Expired during quarter 4, 2020	(163,610)	2.38	1.87	December 21, 2021**
Expired during quarter 4, 2020	(33,684)	1.66	1.30	December 31, 2021**
Expired during quarter 4, 2020	(210,526)	2.38	1.87	January 16, 2022**
Expired during quarter 4, 2020	(16,842)	1.66	1.30	January 21, 2022**
Outstanding, December 31, 2020	2,546,065	9.50	7.46

* reflects the 1:4.75 reverse stock split effected on November 29, 2020.

** pursuant to the terms of the warrants, the warrants were accelerated to expire on October 10, 2020 due to occurrence of an acceleration event. Accordingly, any unexercised warrants were terminated.